Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.3%
Issuer	Shares	Value ($)
Communication Services 15.5%
Entertainment 1.1%
Spotify Technology SA(a)	111,149	16,785,722
Interactive Media & Services 14.4%
Alphabet, Inc., Class C(a)	21,885	61,124,586
IAC/InterActiveCorp.(a)	350,894	35,187,650
Match Group, Inc.(a)	120,414	13,093,819
Meta Platforms, Inc., Class A(a)	139,628	31,047,682
Snap, Inc., Class A(a)	546,826	19,680,268
Twitter, Inc.(a)	802,390	31,044,469
Vimeo, Inc.(a)	131,948	1,567,542
ZoomInfo Technologies, Inc., Class A(a)	549,056	32,800,606
Total		225,546,622
Total Communication Services		242,332,344
Consumer Discretionary 16.9%
Hotels, Restaurants & Leisure 4.2%
Airbnb, Inc., Class A(a)	194,479	33,403,713
Domino’s Pizza, Inc.	78,462	31,934,819
Total		65,338,532
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	35,244	114,893,678
Specialty Retail 5.4%
AutoZone, Inc.(a)	22,916	46,853,595
Home Depot, Inc. (The)	124,615	37,301,008
Total		84,154,603
Total Consumer Discretionary		264,386,813
Consumer Staples 3.6%
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	69,668	40,118,318
Food Products 1.0%
McCormick & Co., Inc.	158,151	15,783,470
Total Consumer Staples		55,901,788
Financials 5.4%
Capital Markets 1.0%
Coinbase Global, Inc., Class A(a)	80,328	15,251,074
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.4%
Brown & Brown, Inc.	330,101	23,856,399
Progressive Corp. (The)	398,203	45,391,160
Total		69,247,559
Total Financials		84,498,633
Health Care 8.5%
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.(a)	57,771	17,428,355
Health Care Technology 2.9%
Veeva Systems Inc., Class A(a)	217,413	46,191,566
Pharmaceuticals 4.5%
Eli Lilly & Co.	80,372	23,016,130
Royalty Pharma PLC, Class A	1,201,066	46,793,531
Total		69,809,661
Total Health Care		133,429,582
Industrials 7.8%
Aerospace & Defense 2.6%
HEICO Corp., Class A	97,998	12,429,086
Lockheed Martin Corp.	63,152	27,875,293
Total		40,304,379
Road & Rail 5.2%
Uber Technologies, Inc.(a)	795,676	28,389,720
Union Pacific Corp.	198,264	54,167,707
Total		82,557,427
Total Industrials		122,861,806
Information Technology 32.8%
Electronic Equipment, Instruments & Components 1.1%
Adyen NV(a)	8,404	16,645,760
IT Services 9.1%
Cloudflare, Inc.(a)	194,175	23,242,748
Okta, Inc.(a)	126,189	19,049,491
Shopify, Inc., Class A(a)	39,882	26,958,637
Snowflake, Inc., Class A(a)	105,678	24,214,000
Twilio, Inc., Class A(a)	158,718	26,158,314
Visa, Inc., Class A	106,346	23,584,352
Total		143,207,542
CTIVP® – Morgan Stanley Advantage Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.8%
ASML Holding NV	111,808	74,679,917
Software 10.4%
Datadog, Inc., Class A(a)	195,106	29,552,706
Microsoft Corp.	254,974	78,611,034
Trade Desk, Inc. (The), Class A(a)	414,067	28,674,140
Unity Software, Inc.(a)	263,650	26,156,716
Total		162,994,596
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	664,754	116,072,696
Total Information Technology		513,600,511
Materials 1.8%
Chemicals 1.8%
Sherwin-Williams Co. (The)	110,520	27,588,002
Total Materials		27,588,002
Total Common Stocks (Cost $1,469,432,472)		1,444,599,479

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	121,034,462	120,986,048
Total Money Market Funds (Cost $120,999,079)		120,986,048
Total Investments in Securities (Cost: $1,590,431,551)		1,565,585,527
Other Assets & Liabilities, Net		(144,855)
Net Assets		1,565,440,672

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	149,748,884	239,730,390	(268,490,495)	(2,731)	120,986,048	(30,709)	62,656	121,034,462
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Morgan Stanley Advantage Fund | First Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_12_A01_(05/22)